Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Lease Payments Under Operating Leases	Future lease payments under operating leases as of December 31, 2023 were as follows:
December 31, 2023
2024	$395,688
2025	$273,724
Total future lease payments	$669,412
Less imputed interest	$(28,789)
Total lease liabilities	$640,623
Less: current portion	$(373,860)
Operating lease liability, non-current	$266,763